ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable consist of the following:

	2011	2011	2010
	USD	RMB	RMB
Accounts receivable	161,651	1,017,415	755,203

Less: allowance for doubtful accounts	(12,014)	(75,617)	(73,292)
	149,637	941,798	681,911

An analysis of the allowance for doubtful accounts is as follows:

	2011	2011	2010	2009
	USD	RMB	RMB	RMB
Balance at the beginning of year	11,645	73,292	73,306	37,314
Additional allowance for doubtful accounts	477	3,000	2	35,992
Write-off of accounts receivable against the allowance for doubtful accounts	—	—	(16)	—
Write back on allowance for doubtful accounts	(108)	(675)	—	—
Balance at the end of year	12,014	75,617	73,292	73,306

The Group has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. Credit evaluations are performed on all customers requiring credit over a certain amount.

In 2010, the Group entered into a factoring agreement with Bank of China (Hong Kong) Limited (“BOC”) (see note 9) in which certain accounts receivable were transferred with recourse to BOC. Under the factoring agreement, BOC pays an amount net of discount to the Group and collects the factored accounts receivable balances directly from customers. The discount costs 2.7% to 3.1% of the balance transferred and is included in “interest expense”. The Group records the transfers of accounts receivable pursuant to the factoring agreement as sales when it is considered to have surrendered control of such receivables under the provisions of ASC 860, Transfers and Servicing. As of December 31, 2011 and 2010, the Group has not accrued a recourse liability since the estimated fair value of the recourse obligation was immaterial.

For the years ended December 31, 2011 and 2010, the Group received proceeds from the sale of accounts receivable amounting to RMB660,230 (USD104,900) and RMB455,437, respectively. There was no sale of accounts receivable for the year ended December 31, 2009. In addition, the Group recorded interest expense amounting to RMB4,720 (USD750) and RMB1,852 in respect of the accounts receivable factored for the years ended December 31, 2011 and 2010. As of December 31, 2011 and 2010, the Group has derecognized factored accounts receivable amounting to RMB259,309 (USD41,200) and RMB188,042, respectively, in accordance with ASC 860.